Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2019
Receivables [Abstract]
Accounts Receivable, net

	June 30, 2019	December 31, 2018
Accounts receivable	$2,984	$2,643
Less: Provision for doubtful accounts	—	—
Accounts receivable, net	$2,984	$2,643